Discontinued Operations (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 28, 2023
Discontinued Operation [Line Items]
Debt transaction amount	$ 1,152,328.5	¥ 8,411,156.95
Loss from discontinued operations	(282,761)		$ (304,982)	$ (371,626)
Gain from discontinued operation	582,324		$ (304,982)	$ (371,626)
Cordyceps Sunshine Biotech Co., Ltd. (Hong Kong) [Member]
Discontinued Operation [Line Items]
Realized a gain amount	865,085
Cordyceps Sunshine Biotech Co., Ltd. [Member]
Discontinued Operation [Line Items]
Gain from discontinued operation	$ 582,324
Mr. Niu [Member]
Discontinued Operation [Line Items]
Equity interest	100.00%	100.00%			100.00%
Mr. Niu [Member] | Cordyceps Sunshine Biotech Co., Ltd. (Hong Kong) [Member]
Discontinued Operation [Line Items]
Equity interest	100.00%	100.00%